Investment Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost
Due within one year	$ 7,999
Due from one to five years	32,911
Due from five to ten years	76,298
Due after ten years	72,793
Mortgage-backed securities	248,837
Total	438,838	$ 443,029
Estimated Fair Value
Due within one year	7,991
Due from one to five years	29,586
Due from five to ten years	61,674
Due after ten years	62,960
Mortgage-backed securities	225,792
Total	$ 388,003